UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08932

Artisan Funds, Inc.

(Exact name of registrant as specified in charter)

875 East Wisconsin Avenue, Suite 800

Milwaukee, WI 53202

(Address of principal executive offices) (Zip Code)

Janet D. Olsen Artisan Funds, Inc. 875 East Wisconsin Avenue, Suite 800 Milwaukee, Wisconsin 53202	Alyssa Albertelli Ropes & Gray LLP One Metro Center, 700 12th Street, N.W., Suite 900 Washington, D.C. 20005

(Name and address of agents for service)

Registrant’s telephone number, including area code: (414) 390-6100

Date of fiscal year end: 09/30/09

Date of reporting period: 06/30/09

Item 1.	Schedule of Investments.

ARTISAN EMERGING MARKETS FUND

Schedule of Investments - June 30, 2009

(Unaudited)

	Shares Held	Value
COMMON AND PREFERRED STOCKS - 96.1%

BRAZIL - 19.3%
All-America Latina Logistica S.A. (Units)	129,700	$798,918
Amil Participacoes SA	91,900	443,202
Companhia Energetica de Minas Gerais- CEMIG, Preferred(1)	46,047	619,208
Companhia Vale do Rio Doce	110,662	1,948,374
Dufry South America Ltd (DR)	49,200	614,906
Empresa Brasileira de Aeronautica S.A.	108,100	449,612
Hypermarcas SA(2)	100,800	1,250,033
Itau Unibanco Holding SA, Preferred(1)	87,438	1,387,763
Marcopolo S.A., Preferred(1)	189,200	429,671
Net Servicos de Comunicacao SA, Preferred(1)(2)	48,600	471,243
OGX Petroleo e Gas Participacoes SA	1,087	554,278
Petroleo Brasileiro S.A.	200,100	4,093,906
Randon SA Implementos e Participacoes, Preferred(1)	93,700	453,318
Rodobens Negocios Imobiliarios SA	67,500	616,611
SEB - Sistema Educacional Brasileiro SA (Units)(1)	68,500	559,326
SLC Agricola SA	47,978	452,969
Tim Participacoes S.A., Preferred(1)	280,700	498,513
Wilson Sons Limited (DR)	62,721	486,532

		16,128,383

CHILE - 1.4%
Compania Cervecerias Unidas S.A.	96,459	672,907
Empresa Nacional de Telecomunicaciones S.A.	38,208	514,456

		1,187,363

CHINA - 12.2%
Airmedia Group, Inc. (DR)(2)	80,024	515,355
Ajisen China Holdings Limited	593,000	375,692
Chaoda Modern Agriculture (Holdings) Limited	1,366,536	805,810
China Dongxiang Group Company	1,785,000	1,197,670
China Railway Construction Corporation, H Shares(2)	454,000	698,277
GOME Electrical Appliances Holdings Limited	3,581,752	882,723
Huabao International Holdings Limited	1,511,900	1,463,120
Mindray Medical International Limited, Class A (DR)	30,334	846,925
New Oriental Education & Technology Group, Inc. (DR)(2)	15,803	1,064,490
Tingyi (Cayman Islands) Holding Corporation	500,300	826,297
Weichai Power Co., Ltd., H Shares	223,360	743,568
Zhuzhou CSR Times Electric Co., Ltd., H Shares	562,200	792,153

		10,212,080

CZECH REPUBLIC - 1.0%
CEZ	17,818	808,946

EGYPT - 1.4%
Commercial International Bank	50,757	445,598
Egyptian Financial Group-Hermes Holding	172,857	695,260

		1,140,858

HONG KONG - 0.8%
Samson Holding Ltd.	4,376,000	683,216

HUNGARY - 0.7%
MOL Hungarian Oil and Gas Nyrt., Class A	9,975	614,615

INDIA - 3.0%
Cairn India Ltd.(2)	191,950	932,804
Dr. Reddy’s Laboratories Limited	35,319	577,874
Patni Computer Systems Ltd	67,019	362,341
Piramal Healthcare Ltd.	93,513	607,283

		2,480,302

INDONESIA - 1.6%
PT Indofood Sukses Makmur Tbk	2,994,500	554,456
PT Telekomunikasi Indonesia	1,093,000	803,086

		1,357,542

ITALY - 0.5%
Tenaris S.A. (DR)	16,259	439,643

KAZAKSTAN - 1.2%
KazMunaiGas Exploration Production (DR)	55,201	1,048,819

KOREA - 8.4%
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	29,554	463,974
Hyundai Development Company	19,121	605,622
MegaStudy Co., Ltd.	4,346	784,630
Samsung Electronics Co., Ltd.	7,383	3,430,854
Shinhan Financial Group Co., Ltd.(2)	36,897	934,046
Shinsegae Co., Ltd.	2,030	804,702

		7,023,828

LUXEMBOURG - 0.5%
Ternium S.A. (DR)(2)	22,554	389,282

MEXICO - 5.8%
America Movil SAB de C.V., Series L	844,468	1,638,498
Banco Compartamos SA de CV	40,926	131,776
Bolsa Mexicana de Valores SA(2)	158,902	145,408
Fomento Economico Mexicano SAB, Series UBD (Units)	217,984	703,038
Grupo Financiero Banorte S.A.B. de C.V.	287,532	696,544
Grupo Televisa S.A.	253,042	859,919
Urbi, Desarrollos Urbanos, S.A. de C.V.(2)	454,735	690,654

		4,865,837

NETHERLANDS - 0.6%
Plaza Centers (Europe) BV(2)	375,475	478,742

PANAMA - 0.6%
Copa Holdings S.A., Class A(1)	12,998	530,578

PERU - 0.7%
Credicorp Limited	9,986	581,185

PHILIPPINES - 0.5%
Philippine Long Distance Telephone Company	8,400	418,036

POLAND - 0.5%
Polski Koncern Naftowy Orlen S.A.	47,809	397,454

RUSSIA - 3.6%
Globaltrans Investment PLC (DR)	41,131	164,524
Globaltrans Investment PLC, 144A (DR)(3)	53,856	215,424
LUKOIL (DR)	34,632	1,536,622
Mobile TeleSystems (DR)	18,111	668,839
Razguliay Group(2)	295,504	458,031

		3,043,440

SINGAPORE - 0.8%
Epure International Ltd.	2,038,000	633,181

SOUTH AFRICA - 10.1%
ABSA Group Limited	54,301	774,597
African Bank Investments Limited	202,087	727,762
Gold Fields Limited	83,584	1,013,685
Grindrod Limited	360,386	663,638
Harmony Gold Mining Company Limited(2)	68,481	710,453
Impala Platinum Holdings Limited	56,498	1,248,836
Mondi Limited	107,882	474,268
Mr. Price Group Limited	105,903	385,639
MTN Group Limited	92,927	1,425,734
Reunert Limited	90,087	509,476
Tiger Brands Limited	26,676	498,494

		8,432,582

SWEDEN - 0.9%
Alliance Oil Co Ltd. (DR)(2)	64,676	733,559

TAIWAN - 12.6%
Acer Inc.	433,148	753,817
Cathay Financial Holding Co., Ltd.	610,292	903,068
Chinatrust Financial Holding Company Ltd.	1,329,962	802,598
Far Eastern Textile Ltd.	734,077	850,196
Far EasTone Telecommunications Co., Ltd.	412,000	482,822
Hon Hai Precision Industry Co., Ltd.	475,729	1,471,701
HTC Corporation	63,000	890,948
MediaTek Incorporation	104,000	1,242,548
Taiwan Fertilizer Co., Ltd.	386,000	1,145,882
Taiwan Semiconductor Manufacturing Company Ltd.	1,210,441	2,018,017

		10,561,597

THAILAND - 3.1%
Bangkok Bank Public Company Limited (DR)	175,300	555,691
Bumrungrad Hospital Public Company Limited (DR)	650,300	496,267
Siam Commercial Bank Public Company Limited (DR)	390,900	840,429
Total Access Communication Public Company Limited	258,200	233,671
Total Access Communication Public Company Limited (DR)	501,500	482,070

		2,608,128

TURKEY - 4.3%
Cimsa Cimento Sanayi ve Ticaret A.S.	157,291	412,419
Tekfen Holding A.S.(2)	219,312	503,871
Tupras-Turkiye Petrol Rafinerileri A.S.	44,959	548,565
Turk Hava Yollari Anonim Ortakligi	550,745	829,263
Turkcell Iletisim Hizmetleri AS	142,642	791,530
Turkiye Sinai Kalkinma Bankasi A.S.(2)	954,531	557,553

		3,643,201

Total common and preferred stocks (Cost $81,708,818)		80,442,397

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 3.1%
Repurchase agreement with Fixed Income Clearing Corporation, 0.00%(4), dated 6/30/09, due 7/1/09, maturity value $2,561,000(5) (Cost $2,561,000)	$2,561,000	$2,561,000

Total investments - 99.2% (Cost $84,269,818)		83,003,397

Other assets less liabilities - 0.8%		658,581

Total net assets - 100.0%(6)		$83,661,978

(1)	Non-voting shares.
(2)	Non-income producing security.
(3)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Funds, Inc. In total, securities valued at a fair value were $215,424 or 0.3% of total net assets.
(4)	Interest rate is greater than 0.00% but less than 0.01%.
(5)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Bond	3.875%	7/15/2010	$2,614,469

(6)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depository Receipt, voting rights may vary.

PORTFOLIO DIVERSIFICATION - JUNE 30, 2009

(Unaudited)

	Value	Percentage of Total Net Assets
Consumer Discretionary	$9,702,074	11.6%
Consumer Staples	7,026,737	8.4
Energy	10,900,265	13.0
Financials	11,101,222	13.3
Healthcare	2,528,349	3.0
Industrials	10,188,615	12.2
Information Technology	10,170,226	12.1
Materials	8,806,319	10.5
Telecommunication Services	7,957,255	9.5
Utilities	2,061,335	2.5

Total common and preferred stocks	80,442,397	96.1
Short-term investments	2,561,000	3.1

Total investments	83,003,397	99.2
Other assets less liabilities	658,581	0.8

Total net assets	$83,661,978	100.0%

CURRENCY EXPOSURE - JUNE 30, 2009

(Unaudited)

	Value	Percentage of Total Investments
Brazilian real	$16,128,383	19.4%
British pound	478,742	0.6
Chilean peso	1,187,363	1.4
Czech koruna	808,946	1.0
Egyptian pound	1,140,858	1.4
Hong Kong dollar	8,468,526	10.2
Hungarian forint	614,615	0.7
Indian rupee	2,480,302	3.0
Indonesian rupiah	1,357,542	1.6
Korean won	7,023,828	8.5
Mexican peso	4,865,837	5.9
Philippine peso	418,036	0.5
Polish zloty	397,454	0.5
Singapore dollar	633,181	0.8
South African rand	8,432,582	10.1
Swedish krona	733,559	0.9
Taiwan dollar	10,561,597	12.7
Thai baht	2,374,457	2.9
Turkish lira	3,643,201	4.4
US dollar	11,254,388	13.5

Total investments	$83,003,397	100.0%

ARTISAN GLOBAL VALUE FUND

Schedule of Investments - June 30, 2009

(Unaudited)

	Shares Held	Value
COMMON STOCKS - 94.9%

FRANCE - 5.6%
Publicis Groupe	19,623	$598,186
Societe Television Francaise 1	39,339	441,107
Total SA	5,312	286,750

		1,326,043

HONG KONG - 3.6%
Guoco Group Limited	100,250	853,736

JAPAN - 4.0%
Credit Saison Co., Ltd.	21,300	271,515
Daiwa Securities Group Inc.	59,596	355,714
SANKYO CO., LTD.	6,148	328,668

		955,897

KOREA - 1.7%
SK Telecom Co., Ltd. (DR)	27,119	410,853

MEXICO - 1.9%
Grupo Modelo, S.A. de C.V., Series C(1)	124,882	446,107

NETHERLANDS - 1.2%
Wolters Kluwer NV	16,298	284,652

SWITZERLAND - 12.2%
Adecco SA	10,908	454,370
Givaudan SA	853	522,453
Novartis AG	21,286	862,763
Panalpina Welttransport Holding AG	5,928	430,735
Pargesa Holding SA	10,348	645,708

		2,916,029

UNITED KINGDOM - 20.3%
Cadbury PLC	34,416	293,298
Cadbury PLC (DR)	4,637	159,513
Diageo plc	55,922	801,805
Experian PLC	138,053	1,031,714
Home Retail Group plc	129,946	555,847
Royal Dutch Shell PLC, Class A	11,685	291,783
Signet Jewelers Ltd.	48,751	1,014,996
Unilever PLC (DR)	29,842	701,287

		4,850,243

UNITED STATES - 44.4%
3M Company	10,401	625,100
American Express Company	36,511	848,516
Arch Capital Group Ltd.(1)	13,560	794,345
The Bank of New York Mellon Corporation	28,788	843,776
Cintas Corporation	24,537	560,425
Covidien plc	3,171	118,722
Dell Inc.(1)	48,949	672,070
Google Inc., Class A(1)	751	316,614
Johnson & Johnson	15,219	864,439
Marsh & McLennan Companies, Inc.	42,128	848,037
Microsoft Corporation	41,000	974,570
Mohawk Industries, Inc.(1)	14,408	514,077
The Procter & Gamble Company	15,857	810,293
The Sherwin-Williams Company	5,568	299,280
Tyco Electronics Ltd.	38,516	716,012
Wal-Mart Stores, Inc.	10,974	531,581
WellPoint Inc.(1)	5,121	260,608

		10,598,465

Total common stocks (Cost $21,680,218)		22,642,025

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 5.4%
Repurchase agreement with Fixed Income Clearing Corporation, 0.00%(2), dated 6/30/09, due 7/1/09, maturity value $1,288,000(3) (Cost $1,288,000)	$1,288,000	$1,288,000

Total investments - 100.3% (Cost $22,968,218)		23,930,025

Other assets less liabilities - (0.3%)		(78,819)

Total net assets - 100.0%(4)		$23,851,206

(1)	Non-income producing security.
(2)	Interest rate is greater than 0.00% but less than 0.01%.
(3)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Bond	1.375%	2/15/2012	$1,314,913

(4)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depository Receipt, voting rights may vary.

PORTFOLIO DIVERSIFICATION - JUNE 30, 2009

(Unaudited)

	Value	Percentage of Total Net Assets
Consumer Discretionary	$4,036,813	16.9%
Consumer Staples	3,743,884	15.7
Energy	578,533	2.4
Financials	5,461,347	22.9
Healthcare	2,106,532	8.8
Industrials	3,102,344	13.0
Information Technology	2,679,266	11.3
Materials	522,453	2.2
Telecommunication Services	410,853	1.7

Total common stocks	22,642,025	94.9
Short-term investments	1,288,000	5.4

Total investments	23,930,025	100.3
Other assets less liabilities	(78,819)	(0.3)

Total net assets	$23,851,206	100.0%

CURRENCY EXPOSURE - JUNE 30, 2009
(Unaudited)

	Value	Percentage of Total Investments
British pound	$2,682,664	11.2%
Euro	1,902,478	7.9
Hong Kong dollar	853,736	3.6
Japanese yen	955,897	4.0
Mexican peso	446,107	1.9
Swiss franc	2,916,029	12.2
US dollar	14,173,114	59.2

Total investments	$23,930,025	100.0%

ARTISAN INTERNATIONAL FUND

Schedule of Investments - June 30, 2009

(Unaudited)

	Shares Held	Value
COMMON AND PREFERRED STOCKS AND EQUITY-LINKED SECURITIES - 97.6%

BELGIUM - 1.8%
Anheuser-Busch InBev NV	4,427,502	$159,874,166

BRAZIL - 3.3%
Cia Brasileira de Meios de Pagamento(1)	3,860,300	33,195,231
Petroleo Brasileiro S.A., Preferred (DR)	4,191,360	139,823,770
Redecard SA	7,784,860	119,782,357

		292,801,358

CANADA - 2.8%
Canadian Pacific Railway Limited	6,242,734	248,460,813

CHINA - 5.9%
China Construction Bank, H Shares	209,744,100	162,381,481
China Life Insurance Co., Limited, H Shares	48,593,900	179,953,023
China Merchants Bank Co., Ltd., H Shares	10,226,500	23,329,465
China Merchants Holdings International Company Limited	29,090,900	83,330,815
China Resources Land Limited	13,896,531	30,876,996
Ping An Insurance (Group) Company of China Limited, H Shares	7,120,800	48,191,426

		528,063,206

DENMARK - 0.4%
Carlsberg A/S, B Shares	325,898	20,904,081
Danske Bank A/S(1)	1,179,551	20,331,531

		41,235,612

FRANCE - 12.0%
Accor S.A.	2,465,964	97,744,657
BNP Paribas	671,203	43,548,842
Bouygues SA	3,760,330	141,374,714
Compagnie de Saint-Gobain	478,548	15,994,453
France Telecom SA	4,845,684	109,851,864
LVMH Moet Hennessy Louis Vuitton SA	780,796	59,586,443
Pernod Ricard SA	2,126,503	133,854,524
Societe Generale	2,467,765	134,616,064
Unibail-Rodamco	537,415	80,035,319
Vinci SA	5,772,959	259,033,428

		1,075,640,308

GERMANY - 15.2%
Allianz SE	1,069,904	98,504,983
Bayer AG	5,208,760	279,277,543
Daimler AG	6,506,564	235,312,828
Deutsche Post AG	6,354,470	82,769,861
Fraport AG	2,188,526	93,609,542
Linde AG	3,141,629	257,514,547
Muenchener Rueckversicherungs-Gesellschaft AG	1,457,937	196,734,111
Wacker Chemie AG	1,001,545	114,986,558

		1,358,709,973

HONG KONG - 1.9%
The Bank of East Asia, Ltd.	21,134,040	64,219,798
Li & Fung Limited	15,252,000	40,638,938
NWS Holdings Limited	34,876,746	63,092,752

		167,951,488

INDIA - 2.3%
Housing Development Finance Corporation Ltd.(1)	1,248,822	61,391,834
ICICI Bank Limited	2,180,220	33,023,017
ICICI Bank Limited (DR)	3,692,857	108,939,281

		203,354,132

ITALY - 1.0%
Intesa Sanpaolo(1)	27,644,308	89,001,925

JAPAN - 10.5%
DENSO CORPORATION	4,633,110	119,272,464
JAPAN TOBACCO INC.	89,385	280,212,488
Mitsubishi Estate Company Ltd.	5,353,700	89,529,358
MITSUI & CO., LTD.	1,013,500	12,056,584
Mitsui Fudosan Co., Ltd.	5,458,700	95,365,050
Sumitomo Mitsui Financial Group, Inc.	2,124,900	86,685,597
SUZUKI MOTOR CORPORATION	9,038,415	203,595,376
Toyota Motor Corporation	1,368,350	52,128,972

		938,845,889

LUXEMBOURG - 0.3%
RTL Group	518,888	25,826,659

NETHERLANDS - 6.5%
Akzo Nobel N.V.	733,339	32,262,040
ASML Holding N.V.	17,002,007	367,547,789
Heineken Holding NV	1,957,622	62,175,064
Heineken NV	2,635,619	97,758,621
ING Groep N.V.	2,118,947	21,319,222

		581,062,736

RUSSIA - 2.7%
Gazprom (DR)	11,903,762	241,051,180
RAO Unified Energy System, Equity Linked Security, 144A(1)(2)(3)(4)(5)(6)	2,065,483	2,003,519

		243,054,699

SINGAPORE - 0.7%
Oversea-Chinese Banking Corporation Limited	14,207,900	65,526,631

SPAIN - 3.8%
Industria de Diseno Textil, S.A.	3,509,874	168,247,062
Telefonica S.A.	7,758,192	175,443,202

		343,690,264

SWEDEN - 1.5%
AB SKF, Class B	3,840,584	47,293,847
Atlas Copco AB, Class A	5,712,003	57,196,662
Skandinaviska Enskilda Banken AB, Class A(1)	6,139,200	26,977,099

		131,467,608

SWITZERLAND - 8.1%
Holcim Ltd.(1)	3,031,654	172,153,193
Nestle SA	8,493,645	319,874,790
Roche Holding AG	357,598	50,847,997
Roche Holding AG - Genussscheine(3)	1,316,683	178,983,092

		721,859,072

TAIWAN - 1.2%
Taiwan Semiconductor Manufacturing Company Ltd. (DR)	11,289,236	106,231,711

UNITED KINGDOM - 11.6%
Cadbury PLC	17,261,711	147,106,609
HSBC Holdings plc	8,206,686	67,845,722
Imperial Tobacco Group plc	3,214,502	83,452,487
Kingfisher PLC	35,570,810	104,050,482
National Grid PLC	23,332,301	210,164,944
Smith & Nephew PLC	13,121,019	97,032,192
Tesco PLC	24,618,008	143,213,431
Unilever PLC	960,911	22,511,879
William Morrison Supermarkets PLC	40,891,583	159,104,935

		1,034,482,681

UNITED STATES - 4.1%
Covidien plc	2,970,180	111,203,539
Philip Morris International Inc.	3,400,430	148,326,757
Schlumberger Limited	1,932,334	104,558,593

		364,088,889

Total common and preferred stocks and equity-linked securities (Cost $9,272,490,790)		8,721,229,820

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 2.0%
Repurchase agreement with Fixed Income Clearing Corporation, 0.00%(7), dated 6/30/09, due 7/1/09, maturity value $177,616,000(8) (Cost $177,616,000)	$177,616,000	$177,616,000

Total investments - 99.6% (Cost $9,450,106,790)		8,898,845,820

Other assets less liabilities - 0.4%		37,053,832

Total net assets - 100.0%(9)		$8,935,899,652

(1)	Non-income producing security.
(2)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Funds, Inc. In total, securities valued at a fair value were $2,003,519 or less than 0.1% of total net assets.

(3)	Non-voting shares.
(4)

Security is restricted and was acquired in a transaction under Rule 144A of the Securities Act of 1933, as amended. Restricted securities may be resold in transactions exempt from registration normally to qualified institutional buyers. This restricted security was acquired on May 23, 2008 at a cost of $215,987,557. For the period ended June 30, 2009, the Fund received $42,477,328 in proceeds from the sale of this restricted security. In total, the value of restricted securities held by the Fund was $2,003,519 or less than 0.1% of total net assets.

(5)

Security is an equity-linked participation certificate issued by Merrill Lynch International & Co. C.V., guaranteed by Merrill Lynch & Co. Inc. As described in Note (G) in Notes to Form N-Q, equity-linked participation certificates are subject to counterparty risk with respect to the bank or broker-dealer that issues them.

(6)

Security has been determined to be illiquid under procedures established by the board of directors of Artisan Funds, Inc. In total, the value of securities determined to be illiquid were $2,003,519, or less than 0.1% of total net assets.

(7)	Interest rate is greater than 0.00% but less than 0.01%.
(8)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Note	12.50%	8/15/2014	$53,090,000
U.S. Treasury Note	4.00	11/15/2012	73,018,330
U.S. Treasury Note	4.00	2/15/2015	55,062,818

(9)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depository Receipt, voting rights may vary.

PORTFOLIO DIVERSIFICATION - JUNE 30, 2009

(Unaudited)

	Value	Percentage of Total Net Assets
Consumer Discretionary	$1,106,403,881	12.4%
Consumer Staples	1,778,369,832	19.9
Energy	485,433,543	5.4
Financials	1,828,327,775	20.5
Healthcare	717,344,363	8.0
Industrials	1,104,213,471	12.4
Information Technology	626,757,088	7.0
Materials	576,916,338	6.4
Telecommunication Services	285,295,066	3.2
Utilities	212,168,463	2.4

Total common and preferred stocks and equity-linked securities	8,721,229,820	97.6
Short-term investments	177,616,000	2.0

Total investments	8,898,845,820	99.6
Other assets less liabilities	37,053,832	0.4

Total net assets	$8,935,899,652	100.0%

CURRENCY EXPOSURE - JUNE 30, 2009
(Unaudited)

	Value	Percentage of Total Investments
Brazilian real	$152,977,588	1.7%
British pound	1,034,482,681	11.6
Danish krone	41,235,612	0.5
Euro	3,633,806,031	40.8
Hong Kong dollar	696,014,694	7.8
Indian rupee	94,414,851	1.1
Japanese yen	938,845,889	10.6
Singapore dollar	65,526,631	0.7
Swedish krona	131,467,608	1.5
Swiss franc	721,859,072	8.1
US dollar	1,388,215,163	15.6

Total investments	$8,898,845,820	100.0%

ARTISAN INTERNATIONAL SMALL CAP FUND

Schedule of Investments - June 30, 2009

(Unaudited)

	Shares Held	Value
COMMON STOCKS - 97.2%

AUSTRALIA - 0.9%
Domino’s Pizza Enterprises Limited	2,028,504	$5,214,272

AUSTRIA - 2.2%
Flughafen Wien AG	309,579	12,551,058

CANADA - 1.8%
Gildan Activewear Inc.(1)	515,295	7,626,366
Groupe Aeroplan, Inc.	383,200	2,717,964

		10,344,330

CHINA - 6.3%
China Everbright International Limited	16,994,700	4,802,342
China Everbright Limited	3,398,600	8,384,621
China National Building Material Company Ltd., H Shares	4,752,000	9,209,623
Hengan International Group Company Limited	2,654,050	12,328,411
Tong Ren Tang Technologies Company Limited, Class H	891,000	1,264,637

		35,989,634

EGYPT - 6.4%
Commercial International Bank (DR)	2,717,423	23,858,974
Eastern Tobacco	633,242	12,995,385

		36,854,359

FRANCE - 3.7%
Compagnie Generale de Geophysique-Veritas(1)	309,873	5,568,572
Guyenne et Gascogne SA	121,411	10,537,780
Remy Cointreau SA	142,816	5,169,012

		21,275,364

GERMANY - 23.5%
Aixtron AG	1,078,642	13,255,387
KWS Saat AG	74,919	13,453,858
Praktiker Bau- und Heimwerkermaerkte Holding AG	2,149,748	20,959,617
Premiere AG(1)	1,438,712	5,812,692
Vossloh AG	207,692	24,925,895
Wacker Neuson SE	944,284	8,809,176
Wirecard AG	4,821,666	47,010,288

		134,226,913

HONG KONG - 6.0%
Cafe De Coral Holdings Limited	4,688,000	9,351,744
Industrial and Commercial Bank of China (Asia) Limited	13,783,000	24,898,162

		34,249,906

ITALY - 11.0%
Ansaldo STS SpA	1,390,225	25,587,621
Bulgari S.p.A.	1,042,080	5,569,767
Davide Campari - Milano S.p.A.	2,486,397	19,899,268
Geox SpA	695,755	4,963,160
Tod’s S.p.A.	122,603	6,982,937

		63,002,753

PHILIPPINES - 0.9%
Ayala Corporation	913,740	5,031,503

PORTUGAL - 0.7%
CIMPOR-Cimentos de Portugal, SGPS, SA	564,221	4,115,888

SINGAPORE - 1.5%
SIA Engineering Company	4,547,700	8,791,466

SOUTH AFRICA - 0.7%
Aspen Pharmacare Holdings Limited(1)	599,321	4,255,189

SWITZERLAND - 11.8%
Bank Sarasin & Cie AG, B Shares(1)	825,183	25,669,491
Banque Cantonale Vaudoise	11,371	3,586,959
Nobel Biocare Holding AG	502,776	10,975,884
Schindler Holding AG, Participation Certificates(2)	311,753	19,352,759
Straumann Holding AG	42,828	7,800,526

		67,385,619

THAILAND - 0.7%
CP ALL PCL(3)	8,187,600	4,109,421

TURKEY - 4.4%
Coca-Cola Icecek AS (Unit)	4,381,527	25,024,298

UNITED KINGDOM - 13.6%
The Berkeley Group Holdings PLC(1)	295,686	3,911,158
Bovis Homes Group PLC	811,659	4,947,439
Britvic Plc	881,267	4,045,110
InterContinental Hotels Group PLC	1,191,932	12,216,818
Intertek Group PLC	750,082	12,870,981
Persimmon plc	938,797	5,405,779
Premier Foods PLC(1)	18,170,480	10,986,069
Redrow plc(1)	1,239,099	4,005,781
Robert Walters plc(4)	3,919,954	9,383,450
SSL International plc	1,187,589	10,120,792

		77,893,377

UNITED STATES - 1.1%
Central European Distribution Corporation(1)	229,346	6,093,723

Total common stocks (Cost $544,843,681)		556,409,073

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 3.0%
Repurchase agreement with Fixed Income Clearing Corporation, 0.00%(5), dated 6/30/09, due 7/1/09, maturity value $17,120,000(6) (Cost $17,120,000)	$17,120,000	$17,120,000

Total investments - 100.2% (Cost $561,963,681)		573,529,073

Other assets less liabilities - (0.2%)		(1,417,764)

Total net assets - 100.0%(7)		$572,111,309

(1)	Non-income producing security.
(2)	Non-voting shares.
(3)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Funds, Inc. In total, securities valued at a fair value were $4,109,421 or 0.7% of total net assets.

(4)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See Note (J) in Notes to Form N-Q.
(5)	Interest rate is greater than 0.00% but less than 0.01%.
(6)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Bond	0.875%	2/28/2011	$17,466,806

(7)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depository Receipt, voting rights may vary.

PORTFOLIO DIVERSIFICATION - JUNE 30, 2009

(Unaudited)

	Value	Percentage of Total Net Assets
Consumer Discretionary	$99,685,494	17.4%
Consumer Staples	124,642,335	21.8
Energy	5,568,572	1.0
Financials	91,429,710	16.0
Healthcare	34,417,028	6.0
Industrials	127,074,748	22.2
Information Technology	60,265,675	10.5
Materials	13,325,511	2.3

Total common stocks	556,409,073	97.2
Short-term investments	17,120,000	3.0

Total investments	573,529,073	100.2
Other assets less liabilities	(1,417,764)	(0.2)

Total net assets	$572,111,309	100.0%

CURRENCY EXPOSURE - JUNE 30, 2009

(Unaudited)

	Value	Percentage of Total Investments
Australian dollar	$5,214,272	0.9%
British pound	77,893,377	13.6
Canadian dollar	2,717,964	0.5
Egyptian pound	12,995,385	2.3
Euro	235,171,976	41.0
Hong Kong dollar	70,239,540	12.2
Philippine peso	5,031,503	0.9
Singapore dollar	8,791,466	1.5
South African rand	4,255,189	0.7
Swiss franc	67,385,619	11.8
Thai baht	4,109,421	0.7
Turkish lira	25,024,298	4.4
US dollar	54,699,063	9.5

Total investments	$573,529,073	100.0%

ARTISAN INTERNATIONAL VALUE FUND

Schedule of Investments - June 30, 2009

(Unaudited)

	Shares Held	Value
COMMON STOCKS AND EQUITY-LINKED SECURITIES - 91.5%

CANADA - 1.7%
Genworth MI Canada Inc,144A(1)(2)(3)(5)	887,760	$14,501,517
IGM Financial, Inc.	172,479	6,101,974

		20,603,491

FRANCE - 12.7%
Gemalto NV(2)	765,361	26,477,098
L’Oreal SA	191,220	14,291,169
Publicis Groupe	1,189,478	36,259,944
Societe Television Francaise 1	3,879,194	43,497,300
Sodexo	433,516	22,252,485
Total SA	295,873	15,971,709

		158,749,705

HONG KONG - 3.3%
Guoco Group Limited	4,798,600	40,865,233

IRELAND - 2.7%
Ryanair Holdings PLC, 144A(1)(2)(4)(5)	7,218,619	33,114,093

JAPAN - 8.8%
Credit Saison Co., Ltd.	1,885,339	24,032,764
Daiwa Securities Group Inc.	5,644,431	33,690,225
MEITEC CORPORATION	824,552	14,259,653
SANKYO CO., LTD.	512,638	27,405,260
SEINO HOLDINGS CO., LTD.	1,213,800	10,117,625

		109,505,527

KOREA - 5.0%
Lotte Chilsung Beverage Co., Ltd.	12,843	8,569,057
Samsung Electronics Co., Ltd.	79,055	36,736,575
SK Telecom Co., Ltd. (DR)	1,143,679	17,326,737

		62,632,369

MEXICO - 1.7%
Grupo Modelo, S.A. de C.V., Series C(2)	5,833,803	20,839,678

NETHERLANDS - 1.3%
Wolters Kluwer NV	918,537	16,042,683

SWITZERLAND - 17.0%
Adecco SA	797,155	33,205,315
Givaudan SA	65,462	40,094,760
Nobel Biocare Holding AG	514,681	11,235,777
Novartis AG	1,179,180	47,794,475
Panalpina Welttransport Holding AG	532,785	38,712,784
Pargesa Holding SA	592,551	36,974,790
Tamedia AG	70,228	3,425,598

		211,443,499

UNITED KINGDOM - 24.9%
Cadbury PLC	2,884,682	24,583,646
Carpetright PLC	1,484,029	13,696,949
Diageo plc	3,100,088	44,448,795
Experian PLC	7,556,890	56,475,049
Home Retail Group plc	4,612,709	19,730,950
Lancashire Holdings Ltd(2)	1,894,704	14,541,580
Royal Dutch Shell PLC, Class A	656,561	16,394,798
Savills Plc	3,794,812	17,902,442
Signet Jewelers Ltd.	2,760,315	57,469,758
Unilever PLC (DR)	1,751,226	41,153,811
Vitec Group PLC	928,735	3,972,681

		310,370,459

UNITED STATES - 12.4%
Accenture Ltd, Class A	490,235	16,403,263
Arch Capital Group Ltd.(2)	821,086	48,099,218
Covidien plc	1,317,594	49,330,719
Tyco Electronics Ltd.	2,218,986	41,250,950

		155,084,150

Total common stocks and equity-linked securities (Cost $1,197,982,904)		1,139,250,887

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 9.2%
Repurchase agreement with Fixed Income Clearing Corporation, 0.00%(6), dated 6/30/09, due 7/1/09, maturity value $114,767,000(7) (Cost $114,767,000)	$114,767,000	$114,767,000

Total investments - 100.7% (Cost $1,312,749,904)		1,254,017,887

Other assets less liabilities - (0.7%)		(8,312,079)

Total net assets - 100.0%(8)		$1,245,705,808

(1)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Funds, Inc. In total, securities valued at a fair value were $47,615,610 or 3.8% of total net assets.

(2)	Non-income producing security.
(3)

Security has been determined to be illiquid under procedures established by the board of directors of Artisan Funds, Inc. In total, the value of securities determined to be illiquid were $14,501,517, or 1.2% of total net assets.

(4)

Security is an equity-linked participation certificate issued by HSBC Bank plc. As described in Note (G) in Notes to Form N-Q, equity-linked participation certificates are subject to counterparty risk with respect to the bank or broker-dealer that issues them.

(5)

Securities are restricted and were acquired in a transaction under Rule 144A of the Securities Act of 1933, as amended. Restricted securities may be resold in transactions exempt from registration normally to qualified institutional buyers. Ryanair Holdings PLC was acquired on various dates from September 17, 2008 to June 23, 2009 at an aggregate cost of $27,770,631. Genworth MI Canada Inc was acquired on June 29, 2009 at an aggregate cost of $14,563,495. In total, the value of restricted securities held by the Fund was $47,615,610 or 3.8% of total net assets.

(6)	Interest rate is greater than 0.00% but less than 0.01%.
(7)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Bond	1.125%	1/15/2012	$53,913,600
U.S. Treasury Bond	0.875	2/28/2011	6,152,681
U.S. Treasury Bond	0.875	3/31/2011	57,000,000

(8)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depository Receipt, voting rights may vary.

PORTFOLIO DIVERSIFICATION - JUNE 30, 2009

(Unaudited)

	Value	Percentage of Total Net Assets
Consumer Discretionary	$243,753,608	19.6%
Consumer Staples	153,886,156	12.4
Energy	32,366,507	2.6
Financials	236,709,743	19.0
Healthcare	108,360,971	8.7
Industrials	185,884,519	14.9
Information Technology	120,867,886	9.7
Materials	40,094,760	3.2
Telecommunication Services	17,326,737	1.4

Total common stocks and equity-linked securities	1,139,250,887	91.5
Short-term investments	114,767,000	9.2

Total investments	1,254,017,887	100.7
Other assets less liabilities	(8,312,079)	(0.7)

Total net assets	$1,245,705,808	100.0%

CURRENCY EXPOSURE - JUNE 30, 2009

(Unaudited)

	Value	Percentage of Total Investments
British pound	$195,352,092	15.6%
Canadian dollar	20,603,491	1.6
Euro	224,301,279	17.9
Hong Kong dollar	40,865,233	3.2
Japanese yen	109,505,527	8.7
Korean won	45,305,632	3.6
Mexican peso	20,839,678	1.7
Swiss franc	211,443,499	16.9
US dollar	385,801,456	30.8

Total investments	$1,254,017,887	100.0%

ARTISAN MID CAP FUND

Schedule of Investments - June 30, 2009

(Unaudited)

	Shares Held	Value
COMMON STOCKS AND EXCHANGE TRADED FUNDS - 95.3%

CONSUMER DISCRETIONARY - 13.7%
Auto Components - 3.0%
BorgWarner Inc.	1,621,199	$55,363,946
Johnson Controls, Inc.	2,343,962	50,910,855

		106,274,801

Distributors - 0.8%
LKQ Corporation(1)	1,785,901	29,378,071

Hotels, Restaurants & Leisure - 3.9%
Chipotle Mexican Grill, Inc., Class A(1)	226,800	18,144,000
Ctrip.com International Limited (DR)(1)(2)	177,000	8,195,100
Home Inns & Hotels Management, Inc. (DR)(1)(2)	531,500	8,445,535
Starbucks Corporation(1)	2,069,283	28,742,341
Starwood Hotels & Resorts Worldwide, Inc.	1,475,622	32,758,808
YUM! Brands, Inc.	1,249,932	41,672,733

		137,958,517

Multiline Retail - 2.7%
Kohl’s Corporation(1)	2,182,164	93,287,511

Specialty Retail - 2.9%
Best Buy Co., Inc.	719,674	24,101,882
CarMax, Inc.(1)	691,100	10,159,170
Dick’s Sporting Goods, Inc., Class A(1)	1,701,900	29,272,680
O’Reilly Automotive, Inc.(1)	706,500	26,903,520
Williams-Sonoma, Inc.	893,300	10,603,471

		101,040,723

Textiles, Apparel & Luxury Goods - 0.4%
Coach, Inc.	570,600	15,337,728

CONSUMER STAPLES - 2.5%
Beverages - 1.9%
Hansen Natural Corporation(1)	2,179,212	67,163,314

Food Products - 0.6%
Bunge Limited	137,588	8,289,677
H.J. Heinz Company	331,833	11,846,438

		20,136,115

ENERGY - 3.2%
Energy Equipment & Services - 1.5%
Dresser-Rand Group Inc.(1)	1,127,096	29,417,206
Smith International, Inc.	854,958	22,015,168

		51,432,374

Oil, Gas & Consumable Fuels - 1.7%
CONSOL Energy Inc.	283,000	9,610,680
Denbury Resources Inc.(1)	869,500	12,807,735
Range Resources Corporation	863,331	35,750,537

		58,168,952

FINANCIALS - 6.7%
Capital Markets - 2.5%
Greenhill & Co., Inc.	554,886	40,068,318
Invesco Limited	2,592,715	46,202,181

		86,270,499

Commercial Banks - 1.2%
Fifth Third Bancorp	2,631,200	18,681,520
HDFC Bank Ltd. (DR)(2)	242,848	25,044,914

		43,726,434

Diversified Financial Services - 1.9%
CME Group Inc., Class A	141,041	43,879,265
IntercontinentalExchange, Inc.(1)	200,400	22,893,696

		66,772,961

Real Estate Management & Development - 1.1%
The St. Joe Company(1)	1,391,487	36,860,491

HEALTHCARE - 18.9%
Health Care Equipment & Supplies - 5.5%
C.R. Bard, Inc.	1,090,355	81,176,930
Gen-Probe Incorporated(1)	512,670	22,034,557
Intuitive Surgical, Inc.(1)	327,262	53,559,699
NuVasive, Inc.(1)	846,670	37,761,482

		194,532,668

Health Care Providers & Services - 0.2%
Community Health Systems, Inc.(1)	210,800	5,322,700

Health Care Technology - 5.7%
Cerner Corporation(1)	2,903,300	180,846,557
Quality Systems, Inc.	318,161	18,122,451

		198,969,008

Life Sciences Tools & Services - 3.4%
Illumina, Inc.(1)	1,021,696	39,784,842
Thermo Fisher Scientific, Inc.(1)	1,943,983	79,256,187

		119,041,029

Pharmaceuticals - 4.1%
Allergan, Inc.	3,061,861	145,683,346

INDUSTRIALS - 14.3%
Aerospace & Defense - 1.8%
Precision Castparts Corp.	859,020	62,734,231

Air Freight & Logistics - 0.8%
C.H. Robinson Worldwide, Inc.	292,102	15,233,119
Expeditors International of Washington, Inc.	395,927	13,200,206

		28,433,325

Building Products - 0.6%
Owens Corning(1)	1,664,163	21,268,003

Construction & Engineering - 3.3%
Fluor Corporation	1,141,219	58,533,123
Quanta Services, Inc.(1)	2,552,128	59,030,721

		117,563,844

Electrical Equipment - 3.3%
Cooper Industries, Ltd.	306,437	9,514,869
First Solar, Inc.(1)	222,355	36,048,193
Roper Industries, Inc.	1,563,454	70,840,101

		116,403,163

Machinery - 1.1%
PACCAR Inc.	1,154,306	37,526,488

Professional Services - 1.8%
FTI Consulting, Inc.(1)	598,844	30,373,368
Robert Half International Inc.	1,415,466	33,433,307

		63,806,675

Road & Rail - 1.1%
J.B. Hunt Transport Services, Inc.	1,297,426	39,610,416

Trading Companies & Distributors - 0.5%
Watsco, Inc.	386,600	18,916,338

INFORMATION TECHNOLOGY - 33.3%
Communications Equipment - 3.9%
CommScope, Inc.(1)	1,332,600	34,994,076
Juniper Networks, Inc.(1)	3,540,627	83,558,797
Polycom, Inc.(1)	949,400	19,244,338

		137,797,211

Computers & Peripherals - 0.3%
NetApp, Inc.(1)	580,375	11,444,995

Electronic Equipment & Instruments - 2.5%
Agilent Technologies, Inc.(1)	2,904,500	58,990,395
Trimble Navigation Limited(1)	1,542,899	30,287,107

		89,277,502

Internet Software & Services - 1.6%
Akamai Technologies, Inc.(1)	1,165,800	22,360,044
MercadoLibre, Inc.(1)	481,800	12,950,784
NetEase.com Inc. (DR)(1)(2)	302,300	10,634,914
VistaPrint Limited(1)	197,300	8,414,845

		54,360,587

IT Services - 3.4%
Affiliated Computer Services, Inc., Class A(1)	577,104	25,634,960
Cognizant Technology Solutions Corporation, Class A(1)	709,000	18,930,300
The Western Union Company	4,513,247	74,017,251

		118,582,511

Semiconductors & Semiconductor Equipment - 9.4%
Analog Devices, Inc.	3,058,566	75,791,265
ARM Holdings plc (DR)(2)	2,262,200	13,505,334
Broadcom Corporation, Class A(1)	3,142,019	77,890,651
Cree, Inc.(1)	1,205,811	35,438,785
MEMC Electronic Materials, Inc.(1)	2,582,398	45,992,508
NVIDIA Corporation(1)	5,516,576	62,282,143
Xilinx, Inc.	873,400	17,869,764

		328,770,450

Software - 12.2%
Adobe Systems Incorporated(1)	795,200	22,504,160
ANSYS, Inc.(1)	1,099,200	34,251,072
Autodesk, Inc.(1)	2,507,837	47,598,746
Blackboard Inc.(1)	703,200	20,294,352
Citrix Systems, Inc.(1)	1,105,560	35,256,308
Electronic Arts Inc.(1)	4,282,835	93,023,176
Intuit Inc.(1)	1,700,957	47,898,949
Mc Afee, Inc.(1)	459,728	19,395,924
Red Hat, Inc.(1)	2,498,688	50,298,589
salesforce.com, inc.(1)	329,235	12,566,900
Shanda Interactive Entertainment Ltd, (DR)(1)(2)	596,368	31,184,083
VMware, Inc., Class A(1)	580,402	15,827,563

		430,099,822

MATERIALS - 2.0%
Chemicals - 2.0%
Agrium Inc.(2)	852,800	34,018,192
Ecolab Inc.	929,018	36,222,412

		70,240,604

EXCHANGE TRADED FUNDS - 0.7%
iShares Russell Midcap Growth Index Fund	683,700	24,920,865

Total common stocks and exchange traded funds (Cost $3,256,553,881)		3,349,114,272

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 4.2%
Repurchase agreement with Fixed Income Clearing Corporation, 0.00%(3), dated 6/30/09, due 7/1/09, maturity value $147,385,000(4) (Cost $147,385,000)	$147,385,000	$147,385,000

Total investments - 99.5% (Cost $3,403,938,881)		3,496,499,272

Other assets less liabilities - 0.5%		16,552,717

Total net assets - 100.0%(5)		$3,513,051,989

(1)	Non-income producing security.
(2)	The Fund considers the company to be from outside of the United States. See the Fund’s Statement of Additional Information for information on how a particular country is assigned.

Security	Country	Trading Currency
Agrium Inc.	Canada	US dollar
ARM Holdings plc (DR)	United Kingdom	US dollar
Ctrip.com International Limited (DR)	China	US dollar
HDFC Bank Ltd. (DR)	India	US dollar
Home Inns & Hotels Management, Inc. (DR)	China	US dollar
NetEase.com Inc. (DR)	China	US dollar
Shanda Interactive Entertainment Ltd, (DR)	China	US dollar

(3)	Interest rate is greater than 0.00% but less than 0.01%.
(4)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Bond	2.75%	7/31/2010	$150,333,750

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depository Receipt, voting rights may vary.

ARTISAN MID CAP VALUE FUND

Schedule of Investments - June 30, 2009

(Unaudited)

	Shares Held	Value
COMMON STOCKS - 93.1%

CONSUMER DISCRETIONARY - 14.1%
Auto Components - 2.0%
BorgWarner Inc.	2,096,600	$71,598,890

Automobiles - 1.3%
Thor Industries, Inc.(1)	2,598,946	47,742,638

Hotels, Restaurants & Leisure - 2.9%
Burger King Holdings, Inc.	2,419,300	41,781,311
Carnival Corporation	2,434,600	62,739,642

		104,520,953

Household Durables - 1.5%
Mohawk Industries, Inc.(2)	1,476,200	52,670,816

Leisure Equipment & Products - 1.7%
Mattel, Inc.	3,872,300	62,150,415

Media - 4.2%
Marvel Entertainment, Inc.(2)	2,017,200	71,792,148
Omnicom Group Inc.	2,595,800	81,975,364

		153,767,512

Specialty Retail - 0.5%
AutoZone, Inc.(2)	114,100	17,241,651

CONSUMER STAPLES - 4.8%
Food & Staples Retailing - 1.5%
Sysco Corporation	2,346,200	52,742,576

Food Products - 3.3%
Campbell Soup Company	2,053,800	60,422,796
H.J. Heinz Company	1,675,800	59,826,060

		120,248,856

ENERGY - 9.8%
Energy Equipment & Services - 5.0%
Baker Hughes Incorporated	927,100	33,783,524
Nabors Industries Ltd.(2)	5,241,500	81,662,570
Pride International, Inc.(2)	2,695,600	67,551,736

		182,997,830

Oil, Gas & Consumable Fuels - 4.8%
Cimarex Energy Co.	2,567,290	72,756,999
EOG Resources, Inc.	852,100	57,874,632
Valero Energy Corporation	2,602,900	43,962,981

		174,594,612

FINANCIALS - 15.2%
Consumer Finance - 0.4%
The Student Loan Corporation	351,000	13,057,200

Insurance - 12.9%
Alleghany Corporation(1)(2)	443,176	120,100,696
Allied World Assurance Company Holdings, Ltd	1,576,000	64,348,080
Arch Capital Group Ltd.(2)	1,182,373	69,263,410
Brown & Brown, Inc.	3,194,800	63,672,364
Fidelity National Financial, Inc.	5,855,631	79,226,687
The Progressive Corporation(2)	4,293,000	64,867,230
White Mountains Insurance Group, Ltd.	23,700	5,425,167

		466,903,634

Real Estate Investment Trusts (REITS) - 1.9%
Annaly Capital Management, Inc.	4,491,500	68,001,310

HEALTHCARE - 7.5%
Health Care Equipment & Supplies - 1.9%
Stryker Corporation	1,725,800	68,583,292

Health Care Providers & Services - 3.7%
Cardinal Health, Inc.	1,761,400	53,810,770
CIGNA Corporation	3,294,600	79,366,914

		133,177,684

Life Sciences Tools & Services - 1.9%
Covance Inc.(2)	1,390,600	68,417,520

INDUSTRIALS - 21.7%
Aerospace & Defense - 4.2%
General Dynamics Corporation	885,900	49,070,001
Rockwell Collins, Inc.	2,481,700	103,561,341

		152,631,342

Commercial Services & Supplies - 1.9%
Cintas Corporation	3,002,300	68,572,532

Electrical Equipment - 4.6%
Acuity Brands, Inc.(1)	2,253,515	63,211,096
Hubbell Inc., Class B	1,975,400	63,331,324
Thomas & Betts Corporation(2)	1,369,200	39,515,112

		166,057,532

Machinery - 1.8%
Dover Corporation	1,989,600	65,835,864

Marine - 0.9%
Alexander & Baldwin, Inc.	1,419,100	33,263,704

Professional Services - 5.5%
Equifax Inc.	2,524,400	65,886,840
Manpower Inc.	1,647,300	69,746,682
Robert Half International Inc.	2,738,400	64,681,008

		200,314,530

Road & Rail - 1.3%
Ryder System, Inc.	1,718,600	47,983,312

Trading Companies & Distributors - 1.5%
GATX Corporation	2,060,900	53,006,348

INFORMATION TECHNOLOGY - 19.6%
Computers & Peripherals - 2.1%
Seagate Technology	7,380,800	77,203,168

Electronic Equipment & Instruments - 8.0%
Arrow Electronics, Inc.(2)	3,323,400	70,589,016
Avnet, Inc.(2)	3,905,900	82,141,077
Corning Incorporated	2,053,800	32,984,028
Ingram Micro Inc., Class A(2)	5,926,100	103,706,750

		289,420,871

IT Services - 2.8%
Hewitt Associates, Inc.(2)	2,146,500	63,922,770
SAIC, Inc.(2)	2,046,700	37,966,285

		101,889,055

Semiconductors & Semiconductor Equipment - 5.6%
Analog Devices, Inc.	2,952,500	73,162,950
Lam Research Corporation(2)	2,553,000	66,378,000
National Semiconductor Corporation	5,020,400	63,006,020

		202,546,970

Software - 1.1%
Autodesk, Inc.(2)	2,196,400	41,687,672

UTILITIES - 0.4%
Multi-Utilities - 0.4%
TECO Energy, Inc.	1,173,800	14,003,434

Total common stocks (Cost $3,624,767,155)		3,372,833,723

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 6.5%
Repurchase agreement with Fixed Income Clearing Corporation, 0.00%(3), dated 6/30/09, due 7/1/09, maturity value $234,546,000(4) (Cost $234,546,000)	$234,546,000	$234,546,000

Total investments - 99.6% (Cost $3,859,313,155)		3,607,379,723

Other assets less liabilities - 0.4%		15,376,913

Total net assets - 100.0%(5)		$3,622,756,636

(1)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See Note (J) in Notes to Form N-Q.
(2)	Non-income producing security.
(3)	Interest rate is greater than 0.00% but less than 0.01%.
(4)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Bond	4.375%	12/15/2010	$67,443,200
U.S. Treasury Bond	2.750%	7/31/2010	111,950,775
U.S. Treasury Bond	0.875%	2/28/2011	59,844,713

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

ARTISAN OPPORTUNISTIC GROWTH FUND

Schedule of Investments - June 30, 2009

(Unaudited)

	Shares Held	Value
COMMON STOCKS - 92.6%

CONSUMER DISCRETIONARY - 18.9%
Auto Components - 2.8%
Johnson Controls, Inc.	43,294	$940,346

Hotels, Restaurants & Leisure - 4.6%
Starbucks Corporation(1)	45,600	633,384
YUM! Brands, Inc.	26,550	885,177

		1,518,561

Internet & Catalog Retail - 2.6%
Amazon.com, Inc.(1)	10,500	878,430

Multiline Retail - 4.5%
Kohl’s Corporation(1)	19,500	833,625
Target Corporation	16,815	663,688

		1,497,313

Specialty Retail - 1.9%
Best Buy Co., Inc.	19,250	644,683

Textiles, Apparel & Luxury Goods - 2.5%
NIKE, Inc., Class B	16,345	846,344

ENERGY - 3.0%
Oil, Gas & Consumable Fuels - 3.0%
Petroleo Brasileiro S.A. (DR)(2)	16,425	673,097
Range Resources Corporation	7,500	310,575

		983,672

FINANCIALS - 8.2%
Capital Markets - 1.1%
Invesco Limited	20,619	367,431

Diversified Financial Services - 7.1%
Bank of America Corporation	59,100	780,120
CME Group Inc., Class A	2,225	692,220
JPMorgan Chase & Co.	26,175	892,829

		2,365,169

HEALTHCARE - 16.3%
Biotechnology - 3.2%
Genzyme Corporation(1)	18,800	1,046,596

Health Care Equipment & Supplies - 3.3%
C.R. Bard, Inc.	14,625	1,088,831

Health Care Technology - 3.0%
Cerner Corporation(1)	15,790	983,559

Life Sciences Tools & Services - 2.0%
Thermo Fisher Scientific, Inc.(1)	16,430	669,851

Pharmaceuticals - 4.8%
Allergan, Inc.	33,600	1,598,688

INDUSTRIALS - 8.2%
Construction & Engineering - 1.2%
Quanta Services, Inc.(1)	16,675	385,693

Electrical Equipment - 3.6%
First Solar, Inc.(1)	3,485	564,988
Gamesa Corporacion Tecnologica, S.A.(2)	33,425	633,487

		1,198,475

Machinery - 1.4%
PACCAR Inc.	14,600	474,646

Road & Rail - 2.0%
CSX Corporation	19,000	657,970

INFORMATION TECHNOLOGY - 34.7%
Communications Equipment - 7.6%
Juniper Networks, Inc.(1)	24,500	578,200
QUALCOMM Incorporated	11,300	510,760
Tandberg ASA(2)	46,074	775,644
Telefonaktiebolaget LM Ericsson, Class B (DR)(2)	65,700	642,546

		2,507,150

Computers & Peripherals - 6.7%
Apple Inc.(1)	8,750	1,246,262
EMC Corporation(1)	74,800	979,880

		2,226,142

Electronic Equipment & Instruments - 2.0%
Corning Incorporated	40,500	650,430

Internet Software & Services - 2.3%
Google Inc., Class A(1)	1,835	773,618

IT Services - 1.0%
Visa Inc., Class A	5,200	323,752

Semiconductors & Semiconductor Equipment - 9.1%
ARM Holdings plc(2)	331,000	652,112
Broadcom Corporation, Class A(1)	41,625	1,031,884
MEMC Electronic Materials, Inc.(1)	37,300	664,313
NVIDIA Corporation(1)	59,420	670,852

		3,019,161

Software - 6.0%
Activision, Inc.(1)	89,900	1,135,437
Adobe Systems Incorporated(1)	30,145	853,103

		1,988,540

MATERIALS - 3.3%
Chemicals - 3.3%
Ecolab Inc.	11,025	429,865
The Mosaic Company	14,665	649,659

		1,079,524

Total common stocks (Cost $28,283,389)		30,714,575

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 7.2%
Repurchase agreement with State Street Bank and Trust Company, 0.00%(3), dated 6/30/09, due 7/1/09, maturity value $2,384,000(4) (Cost $2,384,000)	$2,384,000	$2,384,000

Total investments - 99.8% (Cost $30,667,389)		33,098,575

Other assets less liabilities - 0.2%		67,911

Total net assets - 100.0%(5)		$33,166,486

(1)	Non-income producing security.
(2)	The Fund considers the company to be from outside of the United States. See the Fund’s Statement of Additional Information for information on how a particular country is assigned.

Security	Country	Trading Currency
ARM Holdings plc	United Kingdom	British pound
Gamesa Corporacion Tecnologica, S.A.	Spain	Euro
Petroleo Brasileiro S.A. (DR)	Brazil	US dollar
Tandberg ASA	Norway	Norwegian krone
Telefonaktiebolaget LM Ericsson, Class B (DR)	Sweden	US dollar

(3)	Interest rate is greater than 0.00% but less than 0.01%.
(4)	Collateralized by:

Issuer	Maturity	Value
U.S. Treasury Bill	12/24/2009	$2,435,852

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depository Receipt, voting rights may vary.

CURRENCY EXPOSURE - JUNE 30, 2009

(Unaudited)

	Value	Percentage of Total Investments
British pound	$652,112	2.0%
Euro	633,487	1.9
Norwegian krone	775,644	2.3
US dollar	31,037,332	93.8

Total investments	$33,098,575	100.0%

ARTISAN OPPORTUNISTIC VALUE FUND

Schedule of Investments - June 30, 2009

(Unaudited)

	Shares Held	Value
COMMON STOCKS - 97.0%

CONSUMER DISCRETIONARY - 11.9%
Hotels, Restaurants & Leisure - 2.4%
Carnival Corporation	145,400	$3,746,958

Household Durables - 1.7%
Mohawk Industries, Inc.(1)	74,300	2,651,024

Media - 7.8%
Comcast Corporation, Class A Special(2)	290,100	4,090,410
Omnicom Group Inc.	136,000	4,294,880
The Walt Disney Company	155,100	3,618,483

		12,003,773

CONSUMER STAPLES - 8.2%
Food Products - 5.2%
Nestle SA(3)	106,700	4,018,374
Unilever PLC (DR)(3)	172,900	4,063,150

		8,081,524
Tobacco - 3.0%
Philip Morris International Inc.	105,900	4,619,358

ENERGY - 6.1%
Energy Equipment & Services - 2.8%
Nabors Industries Ltd.(1)	280,400	4,368,632

Oil, Gas & Consumable Fuels - 3.3%
Apache Corporation	36,000	2,597,400
Valero Energy Corporation	151,400	2,557,146

		5,154,546

FINANCIALS - 15.7%
Insurance - 13.4%
The Allstate Corporation	117,750	2,873,100
Arch Capital Group Ltd.(1)	68,100	3,989,298
Berkshire Hathaway Inc., Class B(1)	2,410	6,978,709
Fidelity National Financial, Inc.	250,300	3,386,559
The Progressive Corporation(1)	228,000	3,445,080

		20,672,746
Real Estate Investment Trusts (REITS) - 2.3%
Annaly Capital Management, Inc.	237,400	3,594,236

HEALTHCARE - 12.1%
Health Care Equipment & Supplies - 1.9%
Stryker Corporation	73,400	2,916,916

Health Care Providers & Services - 4.1%
Cardinal Health, Inc.	84,600	2,584,530
CIGNA Corporation	154,700	3,726,723

		6,311,253
Pharmaceuticals - 6.1%
Johnson & Johnson	81,800	4,646,240
Pfizer Inc.	321,000	4,815,000

		9,461,240

INDUSTRIALS - 11.7%
Aerospace & Defense - 7.2%
The Boeing Company	44,200	1,878,500
General Dynamics Corporation	39,600	2,193,444
Lockheed Martin Corporation	37,400	3,016,310
Rockwell Collins, Inc.	96,400	4,022,772

		11,111,026
Industrial Conglomerates - 1.7%
3M Company	44,900	2,698,490

Professional Services - 2.8%
Manpower Inc.	103,700	4,390,658

INFORMATION TECHNOLOGY - 31.3%
Communications Equipment - 4.9%
Cisco Systems, Inc.(1)	119,100	2,220,024
Nokia Corporation (DR)(3)	364,500	5,314,410

		7,534,434
Computers & Peripherals - 7.4%
Dell Inc.(1)	342,000	4,695,660
Hewlett-Packard Company	174,000	6,725,100

		11,420,760
Electronic Equipment & Instruments - 7.6%
Avnet, Inc.(1)	118,700	2,496,261
Corning Incorporated	174,800	2,807,288
Ingram Micro Inc., Class A(1)	369,100	6,459,250

		11,762,799
IT Services - 3.9%
Accenture Ltd, Class A	182,200	6,096,412

Semiconductors & Semiconductor Equipment - 3.0%
Texas Instruments Incorporated	216,700	4,615,710

Software - 4.5%
Microsoft Corporation	293,400	6,974,118

Total common stocks (Cost $167,624,198)		150,186,613

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 2.5%
Repurchase agreement with Fixed Income Clearing Corporation, 0.00%(4), dated 6/30/09, due 7/1/09, maturity value $3,853,000(5) (Cost $3,853,000)	$3,853,000	$3,853,000

Total investments - 99.5% (Cost $171,477,198)		154,039,613

Other assets less liabilities - 0.5%		739,692

Total net assets - 100.0%(6)		$154,779,305

(1)	Non-income producing security.
(2)	Non-voting shares.
(3)	The Fund considers the company to be from outside of the United States. See the Fund’s Statement of Additional Information for information on how a particular country is assigned.

Security	Country	Trading Currency
Nestle SA	Switzerland	Swiss franc
Nokia Corporation (DR)	Finland	US dollar
Unilever PLC (DR)	United Kingdom	US dollar

(4)	Interest rate is greater than 0.00% but less than 0.01%.
(5)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Bond	4.125%	8/31/2012	$3,932,759

(6)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depository Receipt, voting rights may vary.

CURRENCY EXPOSURE - JUNE 30, 2009

(Unaudited)

	Value	Percentage of Total Investments
Swiss franc	$4,018,374	2.6%
US dollar	150,021,239	97.4

Total investments	$154,039,613	100.0%

ARTISAN SMALL CAP FUND

Schedule of Investments - June 30, 2009

(Unaudited)

	Shares Held	Value
COMMON STOCKS - 96.4%

CONSUMER DISCRETIONARY - 10.7%
Distributors - 2.3%
LKQ Corporation(1)	493,300	$8,114,785

Hotels, Restaurants & Leisure - 2.0%
Life Time Fitness, Inc.(1)	168,700	3,375,687
WMS Industries Inc.(1)	125,200	3,945,052

		7,320,739

Specialty Retail - 4.9%
The Gymboree Corporation(1)	103,800	3,682,824
Hibbett Sports, Inc.(1)	295,850	5,325,300
PETsMART, Inc.	283,700	6,088,202
Tiffany & Co.	97,800	2,480,208

		17,576,534

Textiles, Apparel & Luxury Goods - 1.5%
Iconix Brand Group, Inc.(1)	339,200	5,216,896

CONSUMER STAPLES - 3.1%
Food Products - 1.7%
Flowers Foods, Inc.	281,900	6,156,696

Personal Products - 1.4%
Bare Escentuals, Inc.(1)	575,600	5,105,572

ENERGY - 7.8%
Energy Equipment & Services - 5.2%
Atwood Oceanics, Inc.(1)	215,900	5,378,069
Core Laboratories N.V.	60,000	5,229,000
Dril-Quip, Inc.(1)	135,100	5,147,310
Helmerich & Payne, Inc.	93,500	2,886,345

		18,640,724

Oil, Gas & Consumable Fuels - 2.6%
Carrizo Oil & Gas, Inc.(1)	257,100	4,409,265
Comstock Resources, Inc.(1)	145,800	4,818,690

		9,227,955

FINANCIALS - 6.3%
Capital Markets - 3.8%
Ares Capital Corporation	925,361	7,458,410
Greenhill & Co., Inc.	26,100	1,884,681
Investment Technology Group, Inc.(1)	201,700	4,112,663

		13,455,754

Insurance - 2.5%
Reinsurance Group of America, Incorporated	150,100	5,239,991
Selective Insurance Group, Inc.	285,700	3,648,389

		8,888,380

HEALTHCARE - 15.1%
Biotechnology - 0.7%
Cepheid(1)	280,400	2,641,368

Health Care Equipment & Supplies - 1.8%
Masimo Corporation(1)	75,200	1,813,072
Wright Medical Group, Inc.(1)	286,200	4,653,612

		6,466,684

Health Care Providers & Services - 6.9%
Catalyst Health Solutions Inc(1)	225,100	5,613,994
Genoptix, Inc.(1)	186,400	5,962,936
PSS World Medical, Inc.(1)	387,600	7,174,476
Psychiatric Solutions, Inc.(1)	262,600	5,971,524

		24,722,930

Health Care Technology - 3.5%
athenahealth, Inc.(1)	132,800	4,914,928
Phase Forward Incorporated(1)	501,300	7,574,643

		12,489,571

Life Sciences Tools & Services - 2.2%
ICON PLC (DR)(1)(2)	370,400	7,993,232

INDUSTRIALS - 22.8%
Aerospace & Defense - 1.6%
AAR CORP.(1)	359,200	5,765,160

Air Freight & Logistics - 1.5%
UTi Worldwide Inc.(1)	487,300	5,555,220

Airlines - 1.0%
Allegiant Travel Company(1)	93,000	3,686,520

Commercial Services & Supplies - 7.7%
Clean Harbors, Inc.(1)	71,300	3,849,487
Corrections Corporation of America(1)	319,400	5,426,606
The GEO Group, Inc.(1)	293,600	5,455,088
Mobile Mini, Inc.(1)	300,900	4,414,203
Waste Connections, Inc.(1)	324,025	8,395,488

		27,540,872

Electrical Equipment - 1.0%
Regal-Beloit Corporation	93,500	3,713,820

Machinery - 3.9%
Actuant Corporation, Class A	219,500	2,677,900
Astec Industries, Inc.(1)	68,100	2,021,889
IDEX Corporation	93,000	2,285,010
The Middleby Corporation(1)	98,900	4,343,688
Robbins & Myers, Inc.	129,700	2,496,725

		13,825,212

Professional Services - 3.1%
FTI Consulting, Inc.(1)	110,200	5,589,344
Huron Consulting Group Inc.(1)	116,900	5,404,287

		10,993,631

Road & Rail - 1.5%
Old Dominion Freight Line, Inc.(1)	155,400	5,216,778

Transportation Infrastructure - 1.5%
Aegean Marine Petroleum Network Inc.(2)	351,400	5,306,140

INFORMATION TECHNOLOGY - 27.5%
Communications Equipment - 1.8%
Avocent Corporation(1)	463,800	6,474,648

Electronic Equipment & Instruments - 1.7%
Brightpoint, Inc.(1)	955,900	5,993,493

Internet Software & Services - 4.5%
Bankrate, Inc.(1)	136,200	3,437,688
Equinix, Inc.(1)	89,900	6,539,326
Omniture, Inc.(1)	482,900	6,065,224

		16,042,238

IT Services - 4.6%
Euronet Worldwide, Inc.(1)	482,480	9,355,287
ManTech International Corporation, Class A(1)	165,200	7,110,208

		16,465,495

Semiconductors & Semiconductor Equipment - 4.1%
Atheros Communications, Inc.(1)	149,600	2,878,304
Microsemi Corporation(1)	338,000	4,664,400
Tessera Technologies, Inc.(1)	223,600	5,654,844
Varian Semiconductor Equipment Associates, Inc.(1)	65,100	1,561,749

		14,759,297

Software - 10.8%
ANSYS, Inc.(1)	160,800	5,010,528
Blackboard Inc.(1)	24,900	718,614
CommVault Systems, Inc.(1)	321,300	5,327,154
Concur Technologies, Inc.(1)	182,500	5,672,100
Informatica Corporation(1)	367,100	6,310,449
Macrovision Corporation(1)	272,100	5,934,501
Progress Software Corporation(1)	241,400	5,110,438
Quest Software, Inc.(1)	239,700	3,341,418
SolarWinds, Inc.(1)	85,800	1,414,842

		38,840,044

MATERIALS - 1.5%
Chemicals - 1.5%
Albemarle Corporation	205,500	5,254,635

UTILITIES - 1.6%
Electrical Utilities - 1.6%
ITC Holdings Corp.	127,300	5,774,328

Total common stocks (Cost $301,406,009)		345,225,351

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 4.0%
Repurchase agreement with Fixed Income Clearing Corporation, 0.00%(3), dated 6/30/09, due 7/1/09, maturity value $14,344,000(4) (Cost $14,344,000)	$14,344,000	$14,344,000

Total investments - 100.4% (Cost $315,750,009)		359,569,351

Other assets less liabilities - (0.4%)		(1,347,715)

Total net assets - 100.0%(5)		$358,221,636

(1)	Non-income producing security.
(2)	The Fund considers the company to be from outside of the United States. See the Fund’s Statement of Additional Information for information on how a particular country is assigned.

Security	Country	Trading Currency
Aegean Marine Petroleum Network Inc.	Greece	US dollar
ICON PLC (DR)	Ireland	US dollar

(3)	Interest rate is greater than 0.00% but less than 0.01%.
(4)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Bond	4.125%	7/1/2009	$14,632,255

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depository Receipt, voting rights may vary.

ARTISAN SMALL CAP VALUE FUND

Schedule of Investments - June 30, 2009

(Unaudited)

	Shares Held	Value
COMMON STOCKS - 92.7%

CONSUMER DISCRETIONARY - 8.2%
Automobiles - 1.1%
Thor Industries, Inc.(1)	973,000	$17,874,010

Hotels, Restaurants & Leisure - 2.1%
International Speedway Corporation, Class A	666,600	17,071,626
Jack in the Box Inc.(2)	754,100	16,929,545

		34,001,171

Household Durables - 0.8%
Ethan Allen Interiors Inc.	1,206,300	12,497,268

Media - 3.2%
Belo Corp., Series A	1,840,000	3,293,600
The E.W. Scripps Company, Class A(3)	939,466	1,963,484
Marvel Entertainment, Inc.(2)	529,400	18,841,346
Meredith Corporation	816,300	20,856,465
World Wrestling Entertainment, Inc., Class A	530,900	6,668,104

		51,622,999

Specialty Retail - 0.5%
Rent-A-Center, Inc.(2)	421,185	7,509,729

Textiles, Apparel & Luxury Goods - 0.5%
Columbia Sportswear Company	259,500	8,023,740

CONSUMER STAPLES - 1.9%
Food Products - 0.7%
Sanderson Farms, Inc.	264,700	11,911,500

Tobacco - 1.2%
Universal Corporation	603,500	19,981,885

ENERGY - 7.8%
Energy Equipment & Services - 5.4%
Atwood Oceanics, Inc.(2)	335,900	8,367,269
Cal Dive International, Inc.(2)	2,423,488	20,914,701
Complete Production Services, Inc.(2)	960,200	6,106,872
Parker Drilling Company(2)	2,592,100	11,249,714
Patterson-UTI Energy, Inc.	1,372,400	17,649,064
RPC, Inc.	1,570,400	13,112,840
Superior Energy Services, Inc.(2)	622,100	10,743,667

		88,144,127

Oil, Gas & Consumable Fuels - 2.4%
Forest Oil Corporation(2)	865,300	12,910,276
Holly Corporation	757,800	13,625,244
St. Mary Land & Exploration Company	595,400	12,425,998

		38,961,518

FINANCIALS - 8.3%
Consumer Finance - 0.6%
The Student Loan Corporation	250,600	9,322,320

Diversified Financial Services - 1.0%
PICO Holdings, Inc.(2)	540,500	15,512,350

Insurance - 5.5%
Allied World Assurance Company Holdings, Ltd	296,600	12,110,178
Assured Guaranty Ltd.	1,232,300	15,255,874
Max Capital Group Ltd.	556,800	10,278,528
Platinum Underwriters Holdings, Ltd.	375,900	10,746,981
Stewart Information Services Corporation(1)	1,053,378	15,010,636
Willis Group Holdings Limited	366,346	9,426,083
Zenith National Insurance Corp.	807,400	17,552,876

		90,381,156

Real Estate Investment Trusts (REITS) - 1.2%
Cousins Properties Incorporated	951,182	8,085,047
Hatteras Financial Corporation	398,945	11,405,838

		19,490,885

HEALTHCARE - 5.0%
Health Care Equipment & Supplies - 1.1%
CONMED Corporation(2)	498,000	7,728,960
National Dentex Corporation(2)	257,000	1,673,070
STERIS Corporation	338,800	8,835,904

		18,237,934

Health Care Providers & Services - 2.4%
AMN Healthcare Services, Inc.(1)(2)	2,159,100	13,775,058
Cross Country Healthcare, Inc.(1)(2)	2,112,400	14,512,188
HealthSpring, Inc.(2)	901,600	9,791,376
Medical Staffing Network Holdings, Inc.(1)(2)	1,567,900	297,901

		38,376,523

Life Sciences Tools & Services - 1.5%
Varian Inc.(2)	599,800	23,650,114

INDUSTRIALS - 23.6%
Building Products - 1.4%
Quanex Building Products Corporation(1)	2,025,075	22,721,341

Commercial Services & Supplies - 1.5%
Comfort Systems USA, Inc.	1,649,000	16,902,250
Sykes Enterprises, Incorporated(2)	374,200	6,769,278

		23,671,528

Construction & Engineering - 1.6%
EMCOR Group, Inc.(2)	1,014,300	20,407,716
Granite Construction Incorporated	164,600	5,477,888

		25,885,604

Electrical Equipment - 4.1%
Acuity Brands, Inc.(1)	854,900	23,979,945
Regal-Beloit Corporation	600,600	23,855,832
Woodward Governor Company	995,800	19,716,840

		67,552,617

Industrial Conglomerates - 1.0%
McDermott International, Inc.(2)	830,400	16,865,424

Machinery - 3.4%
Astec Industries, Inc.(2)	556,100	16,510,609
Harsco Corporation	337,400	9,548,420
IDEX Corporation	651,700	16,012,269
Mueller Industries, Inc.	673,200	14,002,560

		56,073,858

Marine - 1.0%
Kirby Corporation(2)	513,100	16,311,449

Professional Services - 7.9%
Diamond Management & Technology Consultants, Inc.(1)	1,995,300	8,380,260
Hudson Highland Group, Inc.(2)	1,219,700	2,390,612
Kforce Inc.(2)	1,851,362	15,310,764
Korn/Ferry International(2)	1,452,500	15,454,600
Monster Worldwide, Inc.(2)	1,705,300	20,139,593
MPS Group, Inc.(2)	2,670,000	20,398,800
School Specialty, Inc.(2)	812,600	16,422,646
TrueBlue, Inc.(2)	1,587,500	13,335,000
Watson Wyatt Worldwide, Inc.	461,200	17,308,836

		129,141,111

Road & Rail - 1.7%
Arkansas Best Corporation	593,200	15,630,820
Ryder System, Inc.	461,200	12,876,704

		28,507,524

INFORMATION TECHNOLOGY - 28.8%
Computers & Peripherals - 0.8%
Imation Corp.	862,300	6,562,103
Intermec, Inc.(2)	536,800	6,924,720

		13,486,823

Electronic Equipment & Instruments - 5.0%
Arrow Electronics, Inc.(2)	1,021,700	21,700,908
Benchmark Electronics, Inc.(2)	1,311,600	18,887,040
Coherent, Inc.(2)	363,700	7,521,316
Orbotech, Ltd.(1)(2)(4)	2,765,779	23,923,988
RadiSys Corporation(2)	969,100	8,731,591

		80,764,843

Internet Software & Services - 0.7%
EarthLink, Inc.(2)	1,437,700	10,653,357

IT Services - 4.5%
CACI International Inc(2)	414,300	17,694,753
ManTech International Corporation, Class A(2)	282,500	12,158,800
MAXIMUS, Inc.	536,800	22,143,000
SRA International, Inc., Class A(2)	1,221,900	21,456,564

		73,453,117

Semiconductors & Semiconductor Equipment - 7.9%
Actel Corporation(2)	1,068,400	11,463,932
ATMI, Inc.(2)	995,800	15,464,774
Cymer, Inc.(2)	805,800	23,956,434
LTX Corporation(2)	3,769,700	1,771,759
Rudolph Technologies, Inc.(1)(2)	1,903,300	10,506,216
Standard Microsystems Corporation(2)	1,061,600	21,709,720
Ultra Clean Holdings, Inc.(1)(2)	1,327,900	3,186,960
Ultratech, Inc.(1)(2)	1,396,900	17,195,839
Varian Semiconductor Equipment Associates, Inc.(2)	951,300	22,821,687

		128,077,321

Software - 9.9%
Fair Isaac Corporation	1,003,200	15,509,472
Jack Henry and Associates, Inc.	804,500	16,693,375
Lawson Software, Inc.(2)	4,608,100	25,713,198
Manhattan Associates, Inc.(1)(2)	1,448,100	26,384,382
MicroStrategy Incorporated, Class A(2)	483,400	24,276,348
Progress Software Corporation(2)	686,600	14,535,322
SPSS Inc.(2)	341,800	11,405,866
TIBCO Software Inc.(2)	2,808,300	20,135,511
Tyler Technologies, Inc.(2)	396,700	6,196,454

		160,849,928

MATERIALS - 4.7%
Chemicals - 4.2%
H.B. Fuller Company	1,179,700	22,142,969
Olin Corporation	1,234,500	14,678,205
OM Group, Inc.(2)	556,100	16,138,022
Sensient Technologies Corporation	714,800	16,133,036

		69,092,232

Construction Materials - 0.5%
Eagle Materials Inc.	298,800	7,541,712

UTILITIES - 4.4%
Electrical Utilities - 4.4%
ALLETE, Inc.	301,000	8,653,750
Cleco Corporation	806,700	18,086,214
El Paso Electric Company(2)	1,235,300	17,244,788
Portland General Electric Company	796,200	15,509,976
UIL Holdings Corporation	573,700	12,879,565

		72,374,293

Total common stocks (Cost $1,873,826,765)		1,508,523,311

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 8.8%
Repurchase agreement with Fixed Income Clearing Corporation, 0.00%(5), dated 6/30/09, due 7/1/09, maturity value $142,960,000(6) (Cost $142,960,000)	$142,960,000	$142,960,000

Total investments - 101.5% (Cost $2,016,786,765)		1,651,483,311

Other assets less liabilities - (1.5%)		(23,742,341)

Total net assets - 100.0%(7)		$1,627,740,970

(1)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See Note (J) in Notes to Form N-Q.
(2)	Non-income producing security.
(3)	Non-voting shares.
(4)	The Fund considers the company to be from Israel. See the Fund’s Statement of Additional Information for information on how a particular country is assigned. The security trades in U.S. dollars.
(5)	Interest rate is greater than 0.00% but less than 0.01%.
(6)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Bond	0.875%	2/28/2011	$145,822,050

(7)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

ARTISAN FUNDS, INC.

Notes to Form N-Q – June 30, 2009 (Unaudited)

(A)	Organization:

As of June 30, 2009, Artisan Funds, Inc. (“Artisan Funds”) is a series comprised of eleven open-end, diversified mutual funds (each, a “Fund” and, collectively, the “Funds”):

Fund Name
Artisan Emerging Markets Fund (“Emerging Markets Fund” or “Emerging Markets”)
Artisan Global Value Fund (“Global Value Fund” or “Global Value”)
Artisan International Fund (“International Fund” or “International”)
Artisan International Small Cap Fund (“International Small Cap Fund” or “International Small Cap”)
Artisan International Value Fund (“International Value Fund” or “International Value”)
Artisan Mid Cap Fund (“Mid Cap Fund” or “Mid Cap”)
Artisan Mid Cap Value Fund (“Mid Cap Value Fund” or “Mid Cap Value”)
Artisan Opportunistic Growth Fund (“Opportunistic Growth Fund” or “Opportunistic Growth”)
Artisan Opportunistic Value Fund (“Opportunistic Value Fund” or “Opportunistic Value”)
Artisan Small Cap Fund (“Small Cap Fund” or “Small Cap”)
Artisan Small Cap Value Fund (“Small Cap Value Fund” or “Small Cap Value”)

(B)	Security valuation:

The net asset value (“NAV”) of the shares of each class of each Fund was determined as of the close of regular session trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m., Eastern Time) each day the NYSE was open for regular session trading. The NAV of each class of shares was determined by dividing the value of each Fund’s securities and other assets attributed to that class, less its liabilities attributed to that class, by the number of outstanding shares of that class of that Fund.

In determining NAV, each equity security traded on a securities exchange, including the Nasdaq Stock Market and over-the-counter securities, was valued at the closing price as of the time of valuation on the exchange or market designated by the Fund’s accounting agent or pricing vendor as the principal exchange (the “principal exchange”). The closing price provided by the pricing vendor for a principal exchange may differ and may represent information such as last sales price, an official closing price, a closing auction price or other information, depending on exchange or market convention. Absent closing price information from the principal exchange as of the time of valuation, the security was valued using the closing price on another exchange on which the security traded (if such price is made available by the pricing vendor) or the most recent bid quotation on the principal exchange or, if not available, another exchange or in the over-the-counter market, except that securities listed on the London Stock Exchange were valued at the mean of the most recent bid and asked quotations as of the time of valuation. Short-term investments, other than repurchase agreements, maturing within sixty days from the valuation date were valued at amortized cost, which approximates market value.

Securities for which prices were not readily available were valued by Artisan Funds’ valuation committee (the “valuation committee”) at a fair value determined in good faith under procedures established by and under the general supervision of Artisan Funds’ board of directors (the “board of directors”). A price was considered to be not readily available if, among other things, the valuation committee believed that the price determined as described in the preceding paragraph did not reflect a fair value of the security.

Emerging Markets Fund, Global Value Fund, International Fund, International Small Cap Fund and International Value Fund generally invested a significant portion, and perhaps as much as substantially all, of their total assets in securities principally traded in markets outside the U.S. Opportunistic Growth Fund and Opportunistic Value Fund had the ability to invest, and did invest, in securities principally traded outside the U.S. The foreign markets in which the Funds invested were sometimes open on days when the NYSE was not open and the Funds did not calculate their NAVs, and sometimes were not open on days when the Funds did calculate their NAVs. Even on days on which both the foreign market and the NYSE were open, several hours may have passed between the time when trading in the foreign market closed and the time as of which the Funds calculate their NAVs. That was generally the case for markets in Europe, Asia, Australia and other far eastern markets; the regular closing time of foreign markets in North and South America was generally the same as the closing time of the NYSE and the time as of which the Funds calculated their NAVs.

The valuation committee concluded that a price determined under the Funds’ valuation procedures was not readily available if, among other things, the valuation committee believed that the value of the security might have been materially affected by events occurring after the close of the market in which the security was principally traded but before the time for determination of NAV (“subsequent event”). A subsequent event might include a company-specific development (for example, announcement of a merger that is made after the close of the foreign market), a development that might affect an entire market or region (for example, imposition of foreign exchange controls by a foreign government), a potentially global development (such as a terrorist attack that may be expected to have an impact on investor expectations worldwide) or a significant change in one or more U.S. securities indexes. Artisan Funds monitored for subsequent events using several tools. An indication by any of those tools of a potential material change in the value of securities resulted in either a meeting of the valuation committee, which considered whether a subsequent event had occurred and whether local market closing prices continued to represent fair values for potentially affected non-U.S. securities, and/or a valuation based on information provided by a third party research service. This third party research service was used to assist in determining estimates of fair values for foreign securities. That service utilized statistical data based on historical performance of securities, markets and other data in developing factors used to estimate a fair value.

Estimates of fair values utilized by the Funds as described above may differ from the value realized on the subsequent sale of those securities and from quoted or published prices for those securities. The differences may have been material to the NAV of the applicable Fund or to the information presented.

Foreign stocks as an asset class may underperform U.S. stocks, and foreign stocks may be more volatile than U.S. stocks. Risks relating to investment in foreign securities (including, but not limited to, depository receipts and participation certificates) include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks including less liquidity, high inflation rates, unfavorable economic practices and political instability.

The risks of foreign investment typically are greater in emerging and less developed markets. For example, political and economic structures in these less developed countries may be new and changing rapidly, which may cause instability and greater risk of loss. Their securities markets may be less developed, and securities in those markets are generally more volatile and less liquid than those in the developed markets. Emerging market countries also are more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets. Certain emerging markets also may face other significant internal or external risks, including a heightened risk of war, and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth of companies in those markets. High levels of national debt tend to make such markets also heavily reliant on foreign capital and, therefore, vulnerable to capital flight.

(C)	Fair Value Measurements:

The Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), on October 1, 2008. FAS 157 was amended with the issuance of Statement of Financial Accounting Standards Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions that are not Orderly” (“FSP FAS 157-4”). The Funds adopted FSP FAS 157-4 on June 30, 2009. FSP FAS 157-4 provides guidance on (1) estimating the fair value of an asset or liability when the volume and level of activity for the asset or liability have significantly decreased and (2) identifying transactions that are not orderly.

The standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. In accordance with FAS 157, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on the market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The three-tier hierarchy of inputs is summarized in three broad levels:

-	Level 1 – quoted prices in active markets for identical investments
-	Level 2 – other significant observable inputs (including but not limited to quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)
-	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities.

The following table summarizes each Fund’s investments by major security type, based on the inputs used to determine their fair values as on June 30, 2009:

Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Emerging Markets
Equity Securities (1)
Developed Markets	$3,357,623			$3,357,623
Emerging Asia	34,661,513			34,661,513
Emerging Europe, Middle East & Africa	19,129,915			19,129,915
Latin America	23,293,346			23,293,346
Repurchase Agreements		$2,561,000		2,561,000

Total	$80,442,397	$2,561,000		$83,003,397

Global Value
Equity Securities (1)
Americas	$10,598,465			$10,598,465
Emerging Markets	856,960			856,960
Europe	9,376,967			9,376,967
Pacific Basin	1,809,633			1,809,633
Repurchase Agreements		$1,288,000		1,288,000

Total	$22,642,025	$1,288,000		$23,930,025

International
Equity Securities (1)
Americas	$612,549,702			$612,549,702
Emerging Markets	1,371,501,587		$2,003,519	1,373,505,106
Europe	5,562,851,004			5,562,851,004
Pacific Basin	1,172,324,008			1,172,324,008
Repurchase Agreements		$177,616,000		177,616,000

Total	$8,719,226,301	$177,616,000	$2,003,519	$8,898,845,820

International Small Cap
Equity Securities (1)
Americas	$16,438,053			$16,438,053
Emerging Markets	107,154,983	$4,109,421		111,264,404
Europe	380,450,972			380,450,972
Pacific Basin	48,255,644			48,255,644
Repurchase Agreements		17,120,000		17,120,000

Total	$552,299,652	$21,229,421		$573,529,073

International Value
Equity Securities (1)
Americas	$161,186,124	$14,501,517		$175,687,641
Emerging Markets	83,472,047			83,472,047
Europe	696,606,346	33,114,093		729,720,439
Pacific Basin	150,370,760			150,370,760
Repurchase Agreements		114,767,000		114,767,000

Total	$1,091,635,277	$162,382,610		$1,254,017,887

Mid Cap
Equity Securities (1)	$3,349,114,272			$3,349,114,272
Repurchase Agreements		$147,385,000		147,385,000

Total	$3,349,114,272	$147,385,000		$3,496,499,272

Mid Cap Value
Equity Securities (1)	$3,372,833,723			$3,372,833,723
Repurchase Agreements		$234,546,000		234,546,000

Total	$3,372,833,723	$234,546,000		$3,607,379,723

Opportunistic Growth
Equity Securities (1)	$30,714,575			$30,714,575
Repurchase Agreements		$2,384,000		2,384,000

Total	$30,714,575	$2,384,000		$33,098,575

Opportunistic Value
Equity Securities (1)	$150,186,613			$150,186,613
Repurchase Agreements		$3,853,000		3,853,000

Total	$150,186,613	$3,853,000		$154,039,613

Small Cap
Equity Securities (1)	$345,225,351			$345,225,351
Repurchase Agreements		$14,344,000		14,344,000

Total	$345,225,351	$14,344,000		$359,569,351

Small Cap Value
Equity Securities (1)	$1,508,523,311			$1,508,523,311
Repurchase Agreements		$142,960,000		142,960,000

Total	$1,508,523,311	$142,960,000		$1,651,483,311

(1)	See Fund’s Schedule of Investments for sector or country classifications.

As of June 30, 2009, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value, is as follows:

International Fund (1)
Balance as of September 30, 2008	$96,148,234
Realized gain (loss)	(152,691,124)
Change in unrealized appreciation (depreciation)	101,023,737
Net purchases (sales)	(42,477,328)
Transfers in (out) of Level 3	—

Balance as of June 30, 2009	$2,003,519

Net change in unrealized appreciation (depreciation) for investments held as of June 30, 2009	$101,023,737

(1)	All Level 3 securities were equity securities with a regional classification of emerging markets.

(D)	Repurchase agreements:

Each Fund may enter into repurchase agreements with institutions that Artisan Partners Limited Partnership (“the Adviser”) determined were creditworthy pursuant to criteria adopted by the board of directors. Repurchase agreements were recorded at cost plus accrued interest and were collateralized in an amount greater than or equal to the repurchase price plus accrued interest. Collateral (in the form of U.S. government securities) was held by the Funds’ custodian and in the event of default on the obligation of the counterparty to repurchase, the Funds had the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the proceeds from any sale of such collateral were less than the repurchase price, the Fund would have suffered a loss.

(E)	Depository receipts:

Each of the Funds may invest in depository receipts. Depository receipts are typically issued by a financial institution (a “depository”), evidencing ownership interests in a security issued by an issuer and deposited with the depository.

(F)	Foreign currency translation:

Values of foreign investments, open foreign currency forward contracts, payables for capital gains taxes and cash denominated in foreign currencies were translated into U.S. dollars using a spot market rate of exchange as of the time of determination of each Fund’s NAV on the day of valuation. Payables and receivables for securities transactions, dividend and reclaim receivables and other receivables and payables denominated in a foreign currency were translated into U.S. dollars using a spot market rate of exchange as of 12:00 p.m. (Eastern Time) on the day of valuation. Purchases and sales of investments and dividend and interest income were translated into U.S. dollars using a spot market rate of exchange as of 12:00 p.m. (Eastern Time) on the date of such transactions.

(G)	Equity-linked participation certificates:

Emerging Markets Fund, International Fund, International Small Cap Fund, International Value Fund, Opportunistic Growth Fund, and Opportunistic Value Fund may invest in equity-linked participation certificates. Equity-linked participation certificates are derivative securities which are designed to provide synthetic exposure to one or more underlying securities. An investment in an equity-linked participation certificate typically entitles the holder to a return equal to the market return of the underlying security or securities, subject to the credit risk of the issuing financial institution.

(H)	Investment transactions:

Security transactions were accounted for no later than one business day after trade date, in accordance with applicable law. However, for financial reporting purposes, security transactions were recorded on trade date in accordance with United States generally accepted accounting principles. The cost of securities purchased and the proceeds from the sale of securities (excluding short-term securities) for the nine months ended June 30, 2009 were as follows:

Fund	Security Purchases	Security Sales
Emerging Markets	$38,909,155	$30,883,967
Global Value	20,296,044	6,945,629
International	4,714,240,125	5,158,837,860
International Small Cap	155,658,395	196,076,127
International Value	534,185,773	445,697,223
Mid Cap	1,571,704,908	1,770,693,744
Mid Cap Value	1,814,579,218	1,049,482,554
Opportunistic Growth	33,724,843	9,570,333
Opportunistic Value	82,967,984	107,759,907
Small Cap	225,824,683	320,215,335
Small Cap Value	749,032,787	669,400,759

(I)	Information for Federal income tax purposes:

For Federal income tax purposes, the cost of investments, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) on investments as of June 30, 2009 were as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation) on Investments
Emerging Markets	$92,625,406	$6,126,858	$(15,748,867)	$(9,622,009)
Global Value	23,782,372	1,334,271	(1,186,618)	147,653
International	9,581,317,988	821,299,422	(1,503,771,590)	(682,472,168)
International Small Cap	561,963,681	98,282,991	(86,717,599)	11,565,392
International Value	1,341,510,237	63,895,101	(151,387,451)	(87,492,350)
Mid Cap	3,459,524,080	410,899,929	(373,924,737)	36,975,192
Mid Cap Value	3,915,635,256	235,267,094	(543,522,627)	(308,255,533)
Opportunistic Growth	31,014,069	2,343,002	(258,496)	2,084,506
Opportunistic Value	181,295,966	4,539,111	(31,795,464)	(27,256,353)
Small Cap	343,785,958	48,430,161	(32,646,768)	15,783,393
Small Cap Value	2,035,063,837	89,239,642	(472,820,168)	(383,580,526)

The difference between cost of investments for financial reporting and cost of investments for Federal income tax purposes was due primarily to timing differences in recognizing certain gains and losses on security transactions (e.g., wash sale loss deferrals and passive foreign investment company transactions).

(J)	Transactions in securities of affiliates:

The table below shows information about securities of the Funds’ “affiliates” (as defined below) that were held by the Funds, purchased or sold by the Funds, or from which dividends were received by the Funds during the nine months ended June 30, 2009. The Funds identify a company as an affiliate for the purpose of this report if one or more of the Funds owned, in the aggregate, voting securities that it believed represented 5% or more of that company’s outstanding voting securities (as defined by the Investment Company Act of 1940, as amended) during the nine months ended June 30, 2009.

Fund	Security	As of 9/30/08	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividend Income(1)	As of 6/30/09
		Share Balance					Share Balance	As of 6/30/09 Value
	International
	Shanghai Electric Group Company Limited, Series H(2)	150,931,921	$2,961,958	$113,000,839	$(68,638,329)	$959,558	—	$—
	Total(3)		$2,961,958	$113,000,839	$(68,638,329)	$959,558		$—
	International Small Cap
	Robert Walters plc(4)	3,236,209	$1,269,410	$—	$—	$192,747	3,919,954	$9,383,450
	Spazio Investment NV(2)	1,600,055	—	25,003,860	(20,434,364)	—	—	—
	Total(3)		$1,269,410	$25,003,860	$(20,434,364)	$192,747		$9,383,450
	International Value
	Benfield Group Plc(2)	11,241,209	$—	$66,529,213	$(7,840,431)	$—	—	$—
	Total(3)		$—	$66,529,213	$(7,840,431)	$—		$—
	Mid Cap
	Intermec, Inc.(2)(5)	3,481,619	$35,991	$88,918,810	$(42,928,022)	$—	—	$—
	Total(3)		$35,991	$88,918,810	$(42,928,022)	$—		$—
	Mid Cap Value
	Acuity Brands, Inc.	2,806,700	$11,134,008	$42,802,434	$(13,641,283)	$923,429	2,253,515	$63,211,096
	Alleghany Corporation(4)(5)	353,575	22,301,779	448,471	(89,350)	—	443,176	120,100,696
	Con-way Inc.(2)	2,001,900	6,117,254	96,740,194	(30,525,281)	496,390	—	—
	Rent-A-Center, Inc.(2)(5)	2,455,300	159,079	48,647,156	(4,748,655)	—	—	—
	Thor Industries, Inc.	2,682,100	11,713,158	30,438,500	(19,639,788)	747,694	2,598,946	47,742,638
	Total(3)		$51,425,278	$219,076,755	$(68,644,357)	$2,167,513		$231,054,430
	Small Cap Value
	Acuity Brands, Inc.	1,000,800	$1,697,794	$10,244,579	$(3,274,206)	$341,120	854,900	$23,979,945
	AMN Healthcare Services, Inc.(5)	2,009,800	998,842	—	—	—	2,159,100	13,775,058
	Con-way Inc.(2)	572,700	525,327	23,059,398	(6,595,903)	145,210	—	—
	Cross Country Healthcare, Inc.(5)	2,155,000	712,738	2,506,381	(1,251,801)	—	2,112,400	14,512,188
	Diamond Management & Technology Consultants, Inc.	1,897,400	562,758	405,258	(255,970)	781,452	1,995,300	8,380,260
	Hudson Highland Group, Inc.(2)(5)	1,563,500	167,236	6,145,502	(4,745,036)	—	1,219,700	2,390,612
	Intevac, Inc.(2)(5)	1,139,100	—	19,123,211	(13,936,965)	—	—	—
	Kforce Inc.(2)(5)	2,284,400	1,177,510	7,791,294	(1,618,483)	—	1,851,362	15,310,764
	Manhattan Associates, Inc.(5)	1,244,700	4,708,778	833,177	(373,692)	—	1,448,100	26,384,382
	Medical Staffing Network Holdings, Inc.(5)	1,760,100	—	1,538,099	(1,505,617)	—	1,567,900	297,901
	MicroStrategy Incorporated, Class A(2)(5)	462,000	1,478,947	833,799	(448,353)	—	483,400	24,276,348
	National Dentex Corporation(2)(5)	415,800	—	2,816,107	(2,079,089)	—	257,000	1,673,070
	Orbotech, Ltd.(5)	2,635,500	1,009,222	—	—	—	2,765,779	23,923,988
	Quanex Building Products Corporation(4)	1,838,375	2,881,739	762,973	(388,080)	174,307	2,025,075	22,721,341
	Rent-A-Center, Inc.(2)(5)	1,638,400	638,574	26,254,217	(2,154,829)	—	421,185	7,509,729
	Rudolph Technologies, Inc.(5)	1,771,000	757,549	—	—	—	1,903,300	10,506,216
	Sanderson Farms, Inc.(2)	1,045,200	3,309,764	27,248,878	7,429,525	341,796	264,700	11,911,500
	SI International Inc.(2)(5)	834,500	—	23,787,932	1,012,327	—	—	—
	Stewart Information Services Corporation	1,447,400	5,885,414	26,856,781	(9,265,736)	138,810	1,053,378	15,010,636
	Thor Industries, Inc.	1,019,300	386,643	2,815,608	(1,235,561)	288,694	973,000	17,874,010
	Ultra Clean Holdings, Inc.(5)	1,327,900	—	—	—	—	1,327,900	3,186,960
	Ultratech, Inc.(5)	1,176,300	2,566,503	205,038	(18,430)	—	1,396,900	17,195,839
	Total(3)		$29,465,338	$183,228,232	$(40,705,899)	$2,211,389		$197,748,724

(1)	Net of foreign taxes withheld, if any.
(2)	Issuer was no longer an affiliate as of June 30, 2009.
(3)	Total value as of June 30, 2009 is presented for only those issuers that were affiliates as of June 30, 2009.
(4)	Issuer was not an affiliate as of September 30, 2008.
(5)	Non-income producing security.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers have concluded, based on an evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-Q (the “Report”), that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2), are attached hereto as Exhibits (a)(1) and (a)(2).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Artisan Funds, Inc.

By:	/s/ Andrew A. Ziegler
Andrew A. Ziegler Principal Executive Officer

Date: August 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew A. Ziegler
Andrew A. Ziegler
Principal Executive Officer

Date: August 26, 2009

By:	/s/ Lawrence A. Totsky
Lawrence A. Totsky Principal Financial Officer

Date: August 26, 2009